UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05518
The RBB Fund, Inc.
(Exact name of registrant as specified in charter)
103 Bellevue Parkway, 4th Floor
Wilmington, DE 19809
(Address of principal executive offices) (Zip code)
Salvatore Faia
103 Bellevue Parkway, 4th Floor
Wilmington, DE 19809
(Name and address of agent for service)
Registrant’s telephone number, including area code: 302-791-2670
Date of fiscal year end: August 31
Date of reporting period: August 31, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Reports to Shareholders are attached herewith.

Perimeter Small Cap Growth Fund
of The RBB Fund, Inc.

                                                          July 31, 2010
Annual Reports                                          August 31, 2010

Investment Adviser:

Perimeter Capital Management LLC

This report has been prepared for Perimeter Fund Shareholders. It is not authorized for distribution to prospective investors unless preceded by or accompanied by a current prospectus.

Perimeter Funds are distributed by BNY Mellon Distributors Inc., which is not an adviser affiliate.

PERIMETER

SMALL CAP GROWTH FUND

Annual Investment Adviser’s Report
August 31, 2010
(Unaudited)

Dear Shareholders:

The Perimeter Small Cap Growth Fund returned +4.99% (I Shares) and +4.77% (Investor Shares) for the 12 months ended August 31, 2010, versus the +7.16% return of the Russell 2000 Growth Index. The period began with the continuation of the market’s rebound, which began in March 2009. As this upward trajectory continued, the Fund’s performance was negatively impacted due to the low-quality, low-priced nature of the rally. Most quality characteristics used to evaluate stocks were “upside down” during the first part of the period — meaning the better the quality, the worse the performance. The first half of the period also saw a high correlation in returns with most stocks moving in the same direction regardless of fundamentals, making stock selection challenging. In early 2010, the headwinds of the market’s low quality rally began to subside and Perimeter’s broad diversification began to positively impact the Fund’s performance.

Perimeter’s underweight in the Healthcare sector earlier in the period, along with strong stock selection within the sector later in the year, positively contributed to the Fund’s return. The passage of Healthcare reform helped remove much of the uncertainty surrounding the sector. Our underweight in Healthcare is typical due to our general aversion to Biotech companies, as these companies generally do not possess the earnings growth characteristics we seek as a part of our investment process.

Perimeter’s overweight in the Consumer Discretionary sector over the past year also rewarded the portfolio, as these stocks benefitted from a recovery in retail sales and an increase in overall consumer confidence from the previous twelve-month period. Consumer Discretionary was Perimeter’s most overweight sector for the period and, combined with successful stock selection, was our greatest contributor to performance.

Offsetting the positive contributions from the Consumer Discretionary sector, weaker selection within the Information Technology sector detracted from performance. Technology holdings were negatively impacted by disappointing earnings releases from select companies throughout the period.

We have believed that one of the key factors driving stock market returns over the past year was the wide variance in valuation levels between stocks. Higher quality, more fairly valued stocks underperformed in the first three quarters, while the cheapest and lowest quality stocks performed the best. Valuation spreads have narrowed as the market has normalized and we believe that the market will focus on companies that can deliver growth in the coming year. Based on our experience, earnings growth and strong fundamental performance will be paramount to stock selection in this environment, which should favor Perimeter’s quality, growth-oriented investment process.

Sincerely,
Perimeter Capital Management LLC

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The Russell 2000 Growth Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

PERIMETER

SMALL CAP GROWTH FUND

Annual Report
August 31, 2010
(Unaudited)

Comparison of Change in Value of $10,000 Investment in
Perimeter Small Cap Growth Fund vs. Russell 2000® Growth Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on September 29, 2006 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000® Growth Index is unmanaged, does not incur taxes, sales charges fees, and/or expenses and is not available for investment.

Average Annual Total Returns For The Periods Ended

			Since	Since
	One Month	One Year	Inception***	Inception***
	8/31/10****	7/31/10	8/31/10	7/31/10

Perimeter Small Cap Growth Fund, Investor Class Shares*	−7.77%	12.78%	−2.96%	−0.96%
Perimeter Small Cap Growth Fund, I Shares**	−7.73%	12.97%	−2.82%	−0.82%
Russell 2000® Growth Index	−7.29%	16.71%	−2.07%	−0.17%

*	Investor Class Shares were offered beginning September 29, 2006.
**	I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.
***	The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. Immediately prior to the opening of business on February 8, 2010, the Predecessor Fund was reorganized as a new series of The RBB Fund, Inc. (the “Reorganization”). The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.
****	As a result of the Reorganization, the Fund changed its fiscal year from July 31 to August 31.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than its original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, please call 1-888-968-4964. Performance assumes reinvestment of dividends and capital gains. Unlike a mutual fund, index returns do not reflect taxes, fees or expenses. The Fund’s gross total expense ratio as stated in the prospectus is 1.40% for Investor Shares and 1.15% for I Shares. The performance quoted reflects fee waivers in effect and would have been lower in their absence. The Fund charges a 2.00% redemption fee if redeemed within 7 days.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Mutual fund investing involves risk including the possible loss of principal. The Fund invests in small cap stocks which generally involve more risk than large cap stocks due to potentially greater volatility and less market liquidity.

PERIMETER

SMALL CAP GROWTH FUND

Fund Expense Disclosure
August 31, 2010
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from March 1, 2010 through August 31, 2010, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Perimeter Small Cap Growth Fund — Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid
	March 1, 2010	August 31, 2010	During Period*

Actual	$1,000.00	$952.30	$6.64
Hypothetical — (5% return before expenses)	1,000.00	1,018.31	6.89

	Perimeter Small Cap Growth Fund — I Shares
	Beginning Account Value	Ending Account Value	Expenses Paid
	March 1, 2010	August 31, 2010	During Period*

Actual	$1,000.00	$954.60	$5.42
Hypothetical — (5% return before expenses)	1,000.00	1,019.59	5.62

*	Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class and 1.10% for the I Shares which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (184), then divided by 365 to reflect the six-month period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of −4.77% for the Investor Class and −4.54% for the I Shares.

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table
August 31, 2010
(Unaudited)

	% of Net
	Assets	Value

Domestic Common Stocks:
Consumer Non-cyclical	25.7%	$83,616,256
Consumer Cyclical	19.2	62,574,280
Technology	14.2	46,445,579
Industrial	14.2	46,283,793
Communications	9.6	31,448,004
Energy	6.3	20,430,191
Basic Materials	3.6	11,810,016
Financial	2.7	8,702,068
Exchange Traded Fund	0.7	2,298,713
Utilities	0.5	1,507,857
Other Assets In Excess of Liabilities	3.3	10,713,386

NET ASSETS	100.0%	$325,830,143

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table
July 31, 2010
(Unaudited)

	% of Net
	Assets	Value

Domestic Common Stocks:
Consumer Non-cyclical	26.4%	$93,264,721
Consumer Cyclical	17.4	61,601,643
Technology	14.6	51,488,122
Industrial	13.2	46,771,572
Communications	9.2	32,626,169
Energy	6.1	21,612,190
Basic Materials	3.7	13,159,884
Financial	2.9	10,019,715
Exchange Traded Fund	2.1	7,375,236
Utilities	0.4	1,511,470
Other Assets In Excess of Liabilities	4.0	14,292,778

NET ASSETS	100.0%	$353,723,500

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments
August 31, 2010

	Shares	Value

COMMON STOCK† — 96.0%
Basic Materials — 3.6%
AK Steel Holding	99,090	$1,262,407
Buckeye Technologies	162,030	1,924,916
Cabot	69,940	1,988,394
Solutia*	142,027	1,923,046
Spartech*	16,315	145,693
Stillwater Mining*	185,949	2,547,501
Thompson Creek Metals*	235,205	2,018,059

		11,810,016

Communications — 9.6%
APAC Customer Services*	268,916	1,363,404
Atlantic Tele-Network	24,320	1,037,248
ClickSoftware Technologies*	317,632	1,766,034
DG Fastchannel*	73,859	1,169,927
Dolan*	120,873	1,108,405
GeoEye*	59,201	2,157,284
GigaMedia*	116,046	233,252
Hypercom*	308,920	966,920
Infospace*	251,000	1,759,510
NIC	212,824	1,540,846
NICE Systems ADR*	86,939	2,329,965
Novatel Wireless*	334,390	1,942,806
Oplink Communications*	137,348	2,159,111
Plantronics	50,090	1,367,958
Shutterfly*	50,480	1,122,170
Syniverse Holdings*	123,381	2,537,947
TIBCO Software*	170,760	2,474,312
United Online	55,974	275,952
US Auto Parts Network*	159,340	1,309,775
ValueClick*	212,165	2,312,599
Web.com Group*	117,295	512,579

		31,448,004

Consumer Cyclical — 19.2%
99 Cents Only Stores*	128,767	2,253,423
AirTran Holdings*	358,310	1,615,978
Amerigon*	154,820	1,600,839
Bally Technologies*	32,520	1,022,754
BJ’s Restaurants*	41,093	983,766
Carter’s*	73,690	1,646,235
Cash America International	69,081	2,115,951
Casual Male Retail Group*	400,525	1,285,685
Cheesecake Factory*	78,870	1,765,899
Deckers Outdoor*	49,350	2,145,244
Domino’s Pizza*	170,620	2,187,348
Dress Barn*	89,480	1,865,658
DSW, Cl A*	45,970	1,091,787
Finish Line, Cl A	150,200	1,982,640
First Cash Financial Services*	78,201	1,865,876
Fossil*	38,320	1,819,817
Genesco*	94,391	2,382,429
Gymboree*	31,280	1,177,066
hhgregg*	111,252	2,102,663
Hibbett Sports*	98,791	2,289,975
HSN*	60,130	1,580,818
Iconix Brand Group*	131,440	2,002,488
Jo-Ann Stores*	51,332	2,087,159
Jones Apparel Group	128,699	1,979,391
JOS A Bank Clothiers*	49,689	1,815,139
Maidenform Brands*	93,990	2,506,713
Penske Auto Group*	138,146	1,659,133
Pep Boys-Manny Moe & Jack	288,660	2,603,713
Ruby Tuesday*	73,100	673,251
Steven Madden*	59,269	2,040,632
Texas Roadhouse*	143,330	1,900,556
Ulta Salon Cosmetics & Fragrance*	67,367	1,525,863
Warnaco Group*	44,472	1,862,487
Westport Innovations*	94,163	1,503,783
Williams-Sonoma	51,460	1,335,902
Wonder Auto Technology*	38,470	296,219

		62,574,280

Consumer Non-cyclical — 25.7%
Aaron’s	110,816	1,805,193
Advisory Board*	40,597	1,645,802
Alphatec Holdings*	128,241	264,176
American Medical Systems Holdings*	90,930	1,656,745
American Public Education*	59,202	1,471,170
AngioDynamics*	111,978	1,709,904
Atrion	8,590	1,196,072
Bio-Reference Laboratories*	82,668	1,638,480
Bruker*	189,525	2,253,452
Calavo Growers	58,050	1,139,521
Cardiome Pharma*	169,990	1,023,340
ChinaCast Education*	97,794	576,985
Coinstar*	28,380	1,234,530
Consolidated Graphics*	53,820	2,137,192
Emergency Medical Services, Cl A*	22,324	1,072,668
Ensign Group	66,890	1,113,050
FTI Consulting*	61,830	2,026,787
Grand Canyon Education*	76,370	1,305,163
Haemonetics*	49,470	2,576,398
Hanger Orthopedic Group*	27,256	355,691
Heidrick & Struggles International	41,415	719,379
Hillenbrand	119,720	2,278,272
ICON ADR*	65,803	1,447,666
ICU Medical*	45,983	1,638,374
Immucor*	110,740	1,949,024
Impax Laboratories*	127,315	1,995,026
Integra LifeSciences Holdings*	58,580	2,036,827
Invacare	76,300	1,747,270
Kforce*	153,195	1,619,271
Magellan Health Services*	42,451	1,859,778

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)
August 31, 2010

	Shares	Value

Consumer Non-cyclical — (Continued)
Medicis Pharmaceutical	97,760	$2,688,400
Monro Muffler Brake	45,260	1,895,489
Natus Medical*	104,782	1,264,719
Nektar Therapeutics*	187,217	2,398,250
Net 1 UEPS Technologies*	91,420	1,052,244
Oculus Innovative Sciences*	124,578	206,799
Onyx Pharmaceuticals*	90,250	2,174,122
Par Pharmaceutical*	96,770	2,551,825
PAREXEL International*	83,840	1,667,578
Princeton Review*	450,928	843,235
QKL Stores*	93,473	439,323
RehabCare Group*	77,416	1,282,009
Salix Pharmaceuticals*	72,530	2,745,986
Sirona Dental Systems*	76,170	2,400,878
SunOpta*	190,710	999,320
SXC Health Solutions*	9,603	747,113
Synovis Life Technologies*	141,873	1,986,222
Theravance*	21,700	262,353
TreeHouse Foods*	51,164	2,123,306
TrueBlue*	127,224	1,372,747
US Physical Therapy*	92,191	1,477,822
Valassis Communications*	67,150	1,968,167
VIVUS*	304,023	1,714,690
Wright Express*	57,940	1,860,453

		83,616,256

Energy — 6.3%
Brigham Exploration*	55,300	847,196
Complete Production Services*	119,520	2,108,333
Comstock Resources*	65,730	1,430,942
Dawson Geophysical*	60,485	1,461,318
Georesources*	39,570	597,903
International Coal Group*	421,490	1,926,209
Key Energy Services*	153,151	1,226,740
Magnum Hunter Resources*	192,787	744,158
Natural Gas Services Group*	62,961	894,046
North American Energy Partners*	195,377	1,641,167
Oil States International*	41,400	1,706,922
OYO Geospace*	34,300	1,689,275
Patterson-UTI Energy	118,020	1,741,975
Penn Virginia	79,170	1,103,630
Rex Energy*	115,860	1,310,377

		20,430,191

Financial — 2.7%
Encore Capital Group*	117,566	2,328,982
First Citizens BancShares, Cl A	8,626	1,448,909
Pinnacle Financial Partners*	77,780	665,797
Provident Financial Services	80,770	926,432
Stifel Financial*	42,300	1,830,744
Washington Federal	105,200	1,501,204

		8,702,068

Industrial — 14.2%
A.O. Smith	36,500	1,874,275
Applied Industrial Technologies	23,067	618,196
Aptargroup	44,289	1,844,637
Atlas Air Worldwide Holdings*	17,920	776,653
Briggs & Stratton	75,200	1,364,880
Capstone Turbine*	742,214	475,017
Celadon Group*	157,516	1,844,512
Columbus McKinnon*	105,150	1,345,920
Drew Industries*	60,788	1,162,874
DXP Enterprises*	27,035	490,685
EnerSys*	102,620	2,264,823
EnPro Industries*	74,535	2,035,551
Esterline Technologies*	40,642	1,869,532
GrafTech International*	133,280	1,873,917
Harbin Electric*	72,663	1,227,278
HUB Group, Cl A*	69,462	1,846,300
II-VI*	64,616	2,222,144
Kennametal	64,470	1,624,644
LMI Aerospace*	65,477	990,667
Marten Transport	73,613	1,450,912
MasTec*	169,953	1,645,145
NVE*	45,362	1,741,901
Old Dominion Freight Line*	104,010	2,424,473
Orion Marine Group*	92,400	1,036,728
Power-One*	195,360	1,988,765
Raven Industries	5,315	179,169
Rock-Tenn	17,180	827,732
Silgan Holdings	69,550	2,078,850
VSE	21,004	589,792
Waste Connections*	67,494	2,547,899
Werner Enterprises	101,300	2,019,922

		46,283,793

Technology — 14.2%
Ariba*	50,054	774,335
Compuware*	351,320	2,522,478
Cray*	152,792	823,549
CSG Systems International*	112,980	2,067,534
Emulex*	227,460	2,169,968
EPIQ Systems	25,275	314,674
Fairchild Semiconductor International*	190,140	1,469,782
Interactive Intelligence*	117,714	1,755,116
Isilon Systems*	60,950	1,215,952
JDA Software Group*	71,509	1,642,562
LivePerson*	189,056	1,351,750
Manhattan Associates*	73,970	1,926,549
Mattson Technology*	111,332	231,571
Maxwell Technologies*	80,950	911,497
Microsemi*	150,490	2,106,860
O2Micro International*	200,659	1,187,901
Omnicell*	95,389	1,064,064

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)
August 31, 2010

	Shares	Value

Technology — (Continued)
Parametric Technology*	71,480	$1,218,734
PMC-Sierra*	244,260	1,690,279
Progress Software*	46,160	1,232,934
Quality Systems	40,710	2,281,796
Quest Software*	106,050	2,272,652
Radiant Systems*	98,066	1,756,362
RADWARE*	56,180	1,367,421
Schawk	71,330	1,084,216
Smith Micro Software*	203,364	1,555,735
Solera Holdings	72,790	2,888,307
STEC*	155,540	1,735,826
Tyler Technologies*	66,565	1,152,240
Ultimate Software Group*	41,380	1,362,230
Zoran*	162,216	1,310,705

		46,445,579

Utilities — 0.5%
Avista	72,250	1,507,857

TOTAL COMMON STOCK (Cost $299,913,088)		312,818,044

EXCHANGE TRADED FUND — 0.7%
iShares Russell 2000 Growth Index Fund	35,020	2,298,713

TOTAL EXCHANGE TRADED FUND (Cost $2,288,256)		2,298,713

TOTAL INVESTMENTS — 96.7% (Cost $302,201,344)		315,116,757

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		10,713,386

NET ASSETS — 100.0%		$325,830,143

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

The following is a summary of the inputs used, as of August 31, 2010, in valuing the Fund’s investments carried at market value (See Note 1 in Notes to Financial Statements):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	August 31, 2010	Price	Inputs	Inputs

Investments in Securities*	$315,116,757	$315,116,757	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments
July 31, 2010

	Shares	Value

COMMON STOCK† — 93.9%
Basic Materials — 3.7%
AK Steel Holding	99,090	$1,386,269
Buckeye Technologies*	147,140	1,670,039
Cabot	80,350	2,370,325
Solutia*	147,767	2,084,992
Spartech*	86,074	900,334
Stillwater Mining*	185,949	2,560,518
Thompson Creek Metals*	235,205	2,187,407

		13,159,884

Communications — 9.2%
Acme Packet*	42,415	1,198,648
APAC Customer Services*	271,830	1,473,319
Atlantic Tele-Network	24,320	1,087,347
ClickSoftware Technologies*	317,632	1,842,266
DG Fastchannel*	50,219	1,914,850
Dolan*	106,293	1,242,565
GeoEye*	61,331	2,117,146
GigaMedia*	116,046	249,499
Hypercom*	308,920	1,337,624
Infospace*	234,710	1,837,779
NIC	208,247	1,545,193
NICE Systems ADR*	86,939	2,492,541
Novatel Wireless*	228,927	1,533,811
Oplink Communications*	124,758	2,009,851
Plantronics	23,400	701,298
Shutterfly*	20,960	525,677
Syniverse Holdings*	123,381	2,755,098
TIBCO Software*	170,760	2,315,506
United Online	82,684	522,563
US Auto Parts Network*	159,340	1,067,578
ValueClick*	197,570	2,163,392
Web.com Group*	209,250	692,618

		32,626,169

Consumer Cyclical — 17.4%
99 Cents Only Stores*	128,767	2,140,108
AirTran Holdings*	398,230	1,919,469
Amerigon*	154,820	1,532,718
Bally Technologies*	37,900	1,224,170
BJ’s Restaurants*	41,093	1,047,871
Carter’s*	73,690	1,786,246
Cash America International	60,430	2,024,405
Casual Male Retail Group*	387,295	1,340,041
Cheesecake Factory*	73,820	1,730,341
Deckers Outdoor*	49,350	2,511,421
Domino’s Pizza*	170,620	2,182,230
Dress Barn*	89,480	2,210,156
DSW, Cl A*	29,870	794,841
Finish Line, Cl A	159,960	2,289,028
First Cash Financial Services*	80,876	1,939,406
Fossil*	44,160	1,748,736
Genesco*	71,531	1,952,081
hhgregg*	88,452	1,794,691
Hibbett Sports*	87,481	2,315,622
HSN*	18,322	538,667
Iconix Brand Group*	131,440	2,163,502
Jo-Ann Stores*	28,362	1,188,084
Jones Apparel Group	128,699	2,244,511
JOS A Bank Clothiers*	28,976	1,700,312
Maidenform Brands*	99,840	2,479,027
Penske Auto Group*	138,146	1,934,044
Pep Boys-Manny Moe & Jack	288,660	2,771,136
Steven Madden*	68,559	2,648,434
Texas Roadhouse*	143,330	1,932,088
Ulta Salon Cosmetics & Fragrance*	70,617	1,783,785
Warnaco Group*	44,472	1,857,595
Westport Innovations*	94,163	1,872,902
Williams-Sonoma	63,260	1,689,675
Wonder Auto Technology*	38,470	314,300

		61,601,643

Consumer Non-cyclical — 26.4%
Aaron’s	110,816	2,012,419
Advisory Board*	45,067	1,976,639
Air Methods*	21,880	694,690
Alnylam Pharmaceuticals*	34,254	525,799
Alphatec Holdings*	208,656	882,615
American Medical Systems Holdings*	90,930	2,033,195
American Public Education*	39,162	1,748,975
AngioDynamics*	111,978	1,725,581
Atrion	8,590	1,240,482
Bio-Reference Laboratories*	82,668	1,733,548
Bridgepoint Education*	7,977	147,973
Bruker*	189,525	2,496,044
Calavo Growers	58,050	1,226,016
Cardiome Pharma*	169,990	1,382,019
ChinaCast Education*	144,626	989,242
Consolidated Graphics*	53,820	2,312,645
Emergency Medical Services, Cl A*	10,094	451,606
Ensign Group	66,890	1,204,020
FTI Consulting*	52,610	1,859,763
Genoptix*	53,646	927,003
Grand Canyon Education*	76,370	1,853,500
Haemonetics*	49,470	2,733,217
Hanger Orthopedic Group*	62,330	1,068,959
Heidrick & Struggles International	38,462	773,086
Hillenbrand	80,920	1,787,523
ICON ADR*	65,803	1,552,951
ICU Medical*	38,670	1,438,911
Immucor*	110,740	2,128,423
Impax Laboratories*	104,470	1,712,263
Integra LifeSciences Holdings*	53,910	1,947,768
Invacare	76,300	1,818,229

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)
July 31, 2010

	Shares	Value

Consumer Non-cyclical — (Continued)
Kforce*	132,175	$1,785,684
Magellan Health Services*	43,170	1,817,025
Medicis Pharmaceutical	109,190	2,767,967
Micrus Endovascular*	50,702	1,179,329
Monro Muffler Brake	52,300	2,146,392
Natus Medical*	80,282	1,178,540
Nektar Therapeutics*	187,217	2,445,054
Net 1 UEPS Technologies*	111,590	1,623,635
Oculus Innovative Sciences*	124,578	242,927
Onyx Pharmaceuticals*	90,250	2,346,500
Par Pharmaceutical*	96,770	2,554,728
PAREXEL International*	83,840	1,721,235
Princeton Review*	450,928	1,122,811
QKL Stores*	93,473	435,584
RehabCare Group*	77,416	1,640,445
Salix Pharmaceuticals*	72,530	3,075,997
Sirona Dental Systems*	76,170	2,344,513
Sotheby’s	33,760	915,909
SunOpta*	153,510	772,155
SXC Health Solutions*	9,603	652,044
Synovis Life Technologies*	141,873	2,309,692
Theravance*	80,790	1,196,500
TreeHouse Foods*	36,407	1,736,250
TrueBlue*	127,224	1,637,373
US Physical Therapy*	92,191	1,676,954
Valassis Communications*	52,250	1,806,283
VIVUS*	304,023	1,720,770
Wright Express*	57,940	2,027,321

		93,264,721

Energy — 6.1%
Brigham Exploration*	55,300	954,478
Complete Production Services*	119,520	2,300,760
Comstock Resources*	65,730	1,663,626
Dawson Geophysical*	56,225	1,310,605
Georesources*	39,570	586,823
International Coal Group*	421,490	1,896,705
Key Energy Services*	153,151	1,479,439
Magnum Hunter Resources*	121,717	555,030
Natural Gas Services Group*	62,961	1,042,005
North American Energy Partners*	202,247	1,953,706
Oil States International*	41,400	1,901,916
OYO Geospace*	34,300	1,835,736
Patterson-UTI Energy	85,150	1,399,015
Penn Virginia	79,170	1,504,230
Rex Energy*	115,860	1,228,116

		21,612,190

Financial — 2.9%
Encore Capital Group*	125,066	2,751,452
First Citizens BancShares, Cl A	9,100	1,719,991
Pinnacle Financial Partners*	92,133	929,622
Provident Financial Services	80,770	1,034,664
Stifel Financial*	37,840	1,753,506
Washington Federal	105,200	1,830,480

		10,019,715

Industrial — 13.2%
A.O. Smith	26,180	1,431,522
Aptargroup	44,289	1,907,527
Briggs & Stratton	75,200	1,426,544
Capstone Turbine*	777,241	769,469
Celadon Group*	151,969	2,376,795
Columbus McKinnon*	105,150	1,654,009
Drew Industries*	70,108	1,481,382
DXP Enterprises*	16,165	331,867
EnerSys*	102,620	2,485,456
EnPro Industries*	74,535	2,232,323
Esterline Technologies*	40,642	2,086,154
GrafTech International*	113,140	1,774,035
Harbin Electric*	72,663	1,334,819
HUB Group, Cl A*	69,462	2,233,203
II-VI*	64,616	2,215,036
Kennametal	64,470	1,765,833
LMI Aerospace*	59,360	1,022,179
Marten Transport*	73,613	1,672,487
MasTec*	179,150	1,902,573
NVE*	45,362	1,949,205
Old Dominion Freight Line*	69,340	2,734,076
Orion Marine Group*	92,400	1,147,608
Power-One*	156,133	1,940,733
Silgan Holdings	69,550	1,976,611
VSE	20,037	711,514
Waste Connections*	67,494	2,576,246
Werner Enterprises	70,880	1,632,366

		46,771,572

Technology — 14.6%
Actuate*	203,060	966,566
Ariba*	42,690	681,759
Compuware*	351,320	2,873,798
Cray*	152,792	1,017,595
CSG Systems International*	112,980	2,130,803
Emulex*	184,480	1,604,976
Entropic Communications*	153,950	1,205,428
EPIQ Systems	110,425	1,437,733
Fairchild Semiconductor International*	190,140	1,726,471
Interactive Intelligence*	117,714	1,904,613
Isilon Systems*	93,830	1,645,778
JDA Software Group*	77,949	1,831,801
LivePerson*	189,056	1,330,954
Manhattan Associates*	73,970	1,986,834
Mattson Technology*	133,572	391,366
Maxwell Technologies*	70,220	887,581
Microsemi*	150,490	2,401,820

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)
July 31, 2010

	Shares	Value

Technology — (Continued)
O2Micro International*	249,881	$1,766,659
Omnicell*	123,032	1,515,754
Parametric Technology*	71,480	1,282,351
PMC-Sierra*	244,260	1,978,506
Progress Software*	46,160	1,380,184
Quality Systems	40,710	2,235,793
Quest Software*	98,820	1,992,211
Radiant Systems*	98,066	1,393,518
RADWARE*	48,600	1,110,996
Smith Micro Software*	203,364	1,999,068
Solera Holdings	76,480	2,904,710
STEC*	133,260	2,078,856
Tyler Technologies*	66,565	1,093,663
Ultimate Software Group*	41,380	1,334,919
Zoran*	162,216	1,395,058

		51,488,122

Utilities — 0.4%
Avista	72,250	1,511,470

TOTAL COMMON STOCK (Cost $292,016,121)		332,055,486

EXCHANGE TRADED FUND — 2.1%
iShares Russell 2000 Growth Index Fund	104,170	7,375,236

TOTAL EXCHANGE TRADED FUND (Cost $6,995,364)		7,375,236

TOTAL INVESTMENTS — 96.0% (Cost $299,011,485)		339,430,722

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.0%		14,292,778

NET ASSETS — 100.0%		$353,723,500

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

The following is a summary of the inputs used, as of July 31, 2010, in valuing the Fund’s investments carried at market value (See Note 1 in Notes to Financial Statements):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	July 31, 2010	Price	Inputs	Inputs

Investments in Securities*	$339,430,722	$339,430,722	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

The accompanying notes are an integral part of the financial statements

PERIMETER

SMALL CAP GROWTH FUND

Statements of Assets and Liabilities

	August 31, 2010	July 31, 2010

ASSETS
Investments, at value (Cost $302,201,344 and $299,011,485, respectively)	$315,116,757	$339,430,722
Cash and cash equivalents	8,615,781	15,943,770
Receivables Investments sold	3,552,345	3,729,447
Capital shares sold	551,736	421,157
Dividends and interest	73,375	34,603
Prepaid expenses and other assets	44,227	22,142

Total assets	327,954,221	359,581,841

LIABILITIES
Payable for investments purchased	1,398,510	5,227,408
Capital shares redeemed	355,990	287,770
Investment advisory fees	226,795	219,434
Administration and accounting fees	25,208	25,128
Directors’ and officers’ fees	5,842	651
Other accrued expenses and liabilities	111,733	97,950

Total liabilities	2,124,078	5,858,341

Net Assets	$325,830,143	$353,723,500

NET ASSETS CONSIST OF
Par Value	$36,958	$37,020
Paid-in capital	323,987,091	324,771,922
Accumulated net realized loss from investments	(11,109,319)	(11,504,679)
Net unrealized appreciation on investments	12,915,413	40,419,237

Net Assets	$325,830,143	$353,723,500

Investor Class
Net Assets	$160,496,119	$174,433,995

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	18,252,209	18,302,046

Net asset value, offering and redemption price per share	$8.79	$9.53

I Shares
Net Assets	$165,334,024	$179,289,505

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	18,705,622	18,718,028

Net asset value, offering and redemption price per share	$8.84	$9.58

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Statements of Operations

	For the
	One Month	For the
	Period Ended	Year Ended
	August 31, 2010*	July 31, 2010

Investment Income
Dividends (net of foreign taxes withheld of $0 and $860, respectively)	$108,603	$1,212,632
Interest	576	2,697

Total investment income	109,179	1,215,329

Expenses
Advisory fees	261,081	3,030,443
Administration and accounting fees	27,548	311,644
Transfer agent fees	24,132	252,945
Distribution fees(1)	35,738	215,818
Printing and shareholder reporting fees	14,576	113,979
Professional fees	11,716	112,105
Shareholder servicing fees(1)	—	94,329
Registration and filing fees	5,328	37,276
Directors’ and officers’ fees	7,525	27,105
Custodian fees	1,160	13,211
Insurance fees	—	1,944
Other expenses	320	3,859

Total expenses before waivers	389,124	4,214,658

Less: waiver of Advisory fees	(34,287)	(196,222)
Fees paid indirectly (see Note 2)	—	(755)

Net expenses after waivers	354,837	4,017,681

Net investment loss	(245,658)	(2,802,352)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Investments	395,360	31,732,848
Net change in unrealized appreciation/(depreciation) on:
Investments	(27,503,824)	10,207,973

Net realized and unrealized gain/(loss) from investments	(27,108,464)	41,940,821

Net increase/(decrease) in net assets resulting from operations	$(27,354,122)	$39,138,469

(1)	Attributable to Investor Class Shares.
*	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Statements of Changes in Net Assets

	For the
	One Month	For the Year	For the Year
	Period Ended	Ended	Ended
	August 31, 2010*	July 31, 2010	July 31, 2009

Increase/(decrease) in net assets from operations:
Net investment loss	$(245,658)	$(2,802,352)	$(1,079,035)
Net realized gain/(loss) from investments	395,360	31,732,848	(34,013,994)
Net change in unrealized appreciation/(depreciation) from investments	(27,503,824)	10,207,973	29,261,542

Net increase/(decrease) in net assets resulting from operations	(27,354,122)	39,138,469	(5,831,487)

Increase/(decrease) in net assets from capital transactions:
Investor Class
Proceeds from shares sold	2,458,564	58,722,592	68,694,538
Shares redeemed	(2,914,696)	(41,879,703)	(32,087,569)

Total Investor Class	(456,132)	16,842,889	36,606,969

I Shares
Proceeds from shares sold	3,287,158	58,747,611	127,592,277
Shares redeemed	(3,370,264)	(54,840,925)	(13,505,986)

Total I Shares	(83,106)	3,906,686	114,086,291

Redemption fees	3	1,373	2,414

Net increase/(decrease) in net assets from capital transactions	(539,235)	20,750,948	150,695,674

Total increase/(decrease) in net assets	(27,893,357)	59,889,417	144,864,187
Net assets
Beginning of period	353,723,500	293,834,083	148,969,896

End of period	$325,830,143	$353,723,500	$293,834,083

Undistributed/accumulated net investment income (loss), end of period	$—	$—	$—

*	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Statements of Changes in Net Assets (Continued)

	For the
	One Month	For the Year	For the Year
	Period Ended	Ended	Ended
	August 31, 2010*	July 31, 2010	July 31, 2009

Increase/(decrease) in shares outstanding derived from share transactions:
Investor Class
Shares sold	262,205	6,349,320	9,001,664
Shares redeemed	(312,042)	(4,485,456)	(4,333,297)

Total Investor Class	(49,837)	1,863,864	4,668,367
I Shares
Shares sold	356,707	6,443,881	17,583,056
Shares redeemed	(369,113)	(5,996,326)	(1,867,762)

Total I Shares	(12,406)	447,555	15,715,294

Net increase/(decrease) in shares outstanding from share transactions	(62,243)	2,311,419	20,383,661

*	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class Shares

	One Month		Year	Year	Year	Period
	Period Ended		Ended	Ended	Ended	Ended
	August 31,		July 31,	July 31,	July 31,	July 31,
	2010*		2010	2009	2008	2007**

Net asset value, Beginning of Period	$9.53		$8.45	$10.40	$11.49	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)		(0.09)	(0.05)	(0.08)	(0.08	)(2)
Net Realized and Unrealized Gains (Loss) on Investments	(0.73)		1.17	(1.90)	(0.88)	1.57	(2)

Total from Operations	(0.74)		1.08	(1.95)	(0.96)	1.49

Dividends and Distributions from:
Net Realized Gains	—		—	—	(0.13)	—

Total Dividends and Distributions	—		—	—	(0.13)	—

Redemption Fees	—	(3)	— (3)	— (3)	—	—

Net Asset Value, End of Period	$8.79		$9.53	$8.45	$10.40	$11.49

Total Return†	(7.77)%		12.78%	(18.75)%	(8.47)%	14.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$160,496		$174,434	$138,929	$122,353	$53,100
Ratio of Expenses to Average Net Assets (including waivers, exluding fees paid indirectly)	1.35	%***	1.29%	1.11%	1.20%	1.38	%***
Ratio of Expenses to Average Net Assets (including waivers and fees paid indirectly)	1.35	%***	1.29%	1.09%	1.16%	1.29	%***
Ratio of Expenses to Average Net Assets (excluding waivers and fees paid indirectly)	1.47	%***	1.34%	1.41%	1.51%	2.11	%***
Ratio of Net Investment Loss to Average Net Assets	(0.97	)%***	(0.93)%	(0.66)%	(0.74)%	(0.79	)%***
Portfolio Turnover Rate‡	7%		97%	126%	147%	88%

†	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate has not been annualized for periods less than one year.
*	The Fund changed its fiscal year end to August 31.
**	Commenced operations on September 29, 2006.
***	Annualized
(1)	Per share data calculated using average shares method.
(2)	This amount is inconsistent with the Fund’s aggregate net income, gains and losses because of the timing of sales and redemption of Fund shares in relation to fluctuating market values for the investment portfolio.
(3)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I Shares

	One Month		Year	Year	Period
	Period Ended		Ended	Ended	Ended
	August 31,		July 31,	July 31,	July 31,
	2010*		2010	2009	2008**

Net asset value, Beginning of Period	$9.58		$8.48	$10.42	$11.53

Income (Loss) from Operations:
Net Investment Loss(1)	(0.01)		(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Loss) on Investments	(0.73)		1.17	(1.89)	(1.07)

Total from Operations	(0.74)		1.10	(1.94)	(1.11)

Redemption Fees	—	(2)	— (2)	— (2)	—

Net Asset Value, End of Period	$8.84		$9.58	$8.48	$10.42

Total Return†	(7.73)%		12.97%	(18.62)%	(9.63)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$165,334		$179,290	$154,905	$26,616
Ratio of Expenses to Average Net Assets (including waivers, excluding fees paid indirectly)	1.10	%***	1.10%	1.04%	1.03	%***
Ratio of Expenses to Average Net Assets (including waivers and fees paid indirectly)	1.10	%***	1.10%	1.03%	1.00	%***
Ratio of Expenses to Average Net Assets (excluding waivers and fees paid indirectly)	1.22	%***	1.16%	1.36%	1.37	%***
Ratio of Net Investment Loss to Average Net Assets	(0.72	)%***	(0.74)%	(0.64)%	(0.58	)%***
Portfolio Turnover Rate‡	7%		97%	126%	147	%‡‡

†	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate has not been annualized for periods less than one year.
‡‡	Portfolio turnover rate is for the Fund for the year ended July 31, 2008.
*	The Fund changed its fiscal year end to August 31.
**	Commenced operations on December 31, 2007.
***	Annualized
(1)	Per share data calculated using average shares method.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements
August 31, 2010

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Perimeter Small Cap Growth Fund (the “Fund”).

RBB has authorized capital of one hundred billion shares of common stock of which 79.373 billion shares are currently classified into one hundred and thirty-three classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. Immediately prior to the opening of business on February 8, 2010, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved at a Meeting of Shareholders held on January 14, 2010, the Fund received substantially all of the assets and liabilities of the Predecessor Fund. The shareholders of the Predecessor Fund received Investor Class Shares and I Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial statements and financial highlights.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Company are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund is registered to offer Investor Class Shares and I Shares.

The fiscal year end of the Predecessor Fund was July 31, 2010. Subsequent to July 31, 2010, the Fund changed its fiscal year end to August 31, 2010 to reflect the fiscal year end of the other series of RBB.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of August 31, 2010 and July 31, 2010, there were no fair valued securities.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels are described below:

•	Level 1 — unadjusted quoted prices in active markets for identical assets and liabilities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)
August 31, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of August 31, 2010 and July 31, 2010 are included with the Fund’s Portfolio of Investments.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statement of Changes in Net Assets.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Perimeter Capital Management, LLC (the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class Shares and I Shares, respectively, through December 31, 2011. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/ or reimburse certain expenses of the Fund. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and the respective share class expense limitations to recapture all or a portion of its prior expense limitation reimbursements

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)
August 31, 2010

made during the preceding three-year period. As of August 31, 2010, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $83,355, expiring in 2013.

Effective February 8, 2010, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), formerly known as PNC Global Investment Servicing (U.S.), Inc., serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to a monthly fee, subject to certain minimums.

PFPC Trust Company (“PFPC Trust”) is a member of The Bank of New York Mellon Corporation and provides custodial services to the Fund. PFPC Trust is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Effective February 8, 2010, BNY Mellon Distributors (the “Distributor”), formerly known as PFPC Distributors, Inc., an affiliate of BNY Mellon, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB. Effective February 8, 2010, the Board of Directors has adopted a separate Plan of Distribution for the Investor Class Shares (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund’s Distributor is entitled to receive from the Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares.

Prior to February 8, 2010, SEI Investments Global Funds Services (“SEI”) provided management and administrative services to the Predecessor Fund at agreed upon rates. For the year ended July 31, 2010, SEI received $157,879 for their services, which is included in the Administration and accounting fees on the Statement of Operations.

Prior to February 8, 2010, DST Systems, Inc. served as the transfer agent and dividend disbursing agent for the Predecessor Fund. During the period August 1, 2009 through February 8, 2010, the Predecessor Fund earned cash management credits which were used to offset transfer agent expenses in the amount of $755. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations. For the year ended July 31, 2010, DST Systems, Inc. received $161,907 for their services, which is included in the Transfer agent fees on the Statement of Operations.

Prior to February 8, 2010, the Predecessor Fund had entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Predecessor Fund shareholders (the “Service Plan”). Under the Service Plan, the Predecessor Fund could pay service providers a shareholder servicing fee at a rate of up to 0.25% annually of the average daily net assets of the Investor Class Shares of the Predecessor Fund.

Prior to February 8, 2010, Union Bank N.A. acted as custodian for the Predecessor Fund.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the one month period ended August 31, 2010 and the period February 8, 2010 through July 31, 2010 was $808 and $12,019, respectively. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

Prior to February 8, 2010, certain officers and a trustee of The Advisors’ Inner Circle Fund II (the “Predecessor Trust”) were also officers of SEI. Such officers were paid no fees by the Predecessor Trust for serving as officers of the Predecessor Trust. The services provided by the Chief Compliance Officer (“CCO”) of the Predecessor Trust and his staff, whom were employees of SEI, were paid for by the Predecessor Trust as incurred. The services included regulatory oversight of the Predecessor Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services had been approved by and were reviewed by the board of the Predecessor Trust.

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)
August 31, 2010

4.	Investment in Securities

For the one month period ended August 31, 2010 and the year ended July 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales

One Month Period Ended August 31, 2010	$25,191,007	$22,391,985
Year Ended July 31, 2010	330,842,940	313,158,934

5.	Significant Shareholders

For each period ended August 31, 2010 and July 31, 2010, the Fund had three shareholder accounts and/or omnibus accounts (comprised of a group of individual shareholders) that amounted to 60% of the total shares outstanding of the Fund, respectively.

6.	Federal Tax Information

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2007-2010 and August 31, 2010) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of August 31, 2010 and July 31, 2010, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

				Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)

August 31, 2010	$304,299,673	$39,304,940	$(28,487,856)	$10,817,084
July 31, 2010	300,947,046	54,511,192	(16,027,516)	38,483,676

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2010 and July 31, 2010, relating to the net investment loss, were reclassified to the following accounts:

	Accumulated Net
	Investment Loss	Paid in Capital

One Month Period Ended August 31, 2010	$245,658	$(245,658)
Year Ended July 31, 2010	2,802,352	(2,802,352)

As of August 31, 2010 and July 31, 2010, the components of distributable earnings on a tax basis were as follows:

	August 31, 2010	July 31, 2010

Capital Loss Carryforwards	$(9,010,990)	$(9,569,118)
Unrealized Appreciation	10,817,084	38,483,676

Total	$1,806,094	$28,914,558

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal income tax purposes.

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)
August 31, 2010

There were no distributions paid during the period ended August 31, 2010 and the fiscal years ended July 31, 2010 and July 31, 2009. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2010 and July 31, 2010, the Fund had capital loss carryforwards as follows:

Expires	As of August 31	As of July 31

August 2016	$9,010,990	$—
July 2017	—	9,569,118

7.	New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

8.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no events requiring disclosure.

PERIMETER

SMALL CAP GROWTH FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of The RBB Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Perimeter Small Cap Growth Fund (one of the series constituting The RBB Fund, Inc.)(the “Fund”) as of August 31, 2010 and July 31, 2010, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010 and July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Perimeter Small Cap Growth Fund at August 31, 2010 and July 31, 2010, and the results of its operations, the changes in its net assets, and its financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
October 13, 2010

PERIMETER

SMALL CAP GROWTH FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Perimeter at (888) 968-4964 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreement

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Directors (the “Board”) of The RBB Fund, Inc. (the “Company”), including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the initial approval of the investment advisory agreement between Perimeter Capital Management, LLC. (the “Adviser”) and the Company (the “Advisory Agreement”) on behalf of the Perimeter Small Cap Growth Fund (the “Small Cap Growth Fund”) at a meeting of the Board held on August 17, 2009. At this meeting, the Board, including all of the Independent Directors, approved the Advisory Agreement for an initial period ending August 16, 2011. The Board’s decision to approve the Advisory Agreement reflects the exercise of its business judgment to continue the existing arrangement. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the advisory agreement with the Adviser, the Directors took into account all materials provided prior to and during the meeting, the presentations made during the meeting, and the discussions during the meeting. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser’s services to be provided to the Small Cap Growth Fund; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) its soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (v) the current and proposed advisory fee arrangements with the Company and other similarly managed clients; (vi) the Adviser’s compliance procedures; (vii) the Adviser’s financial information and insurance coverage; (viii) the extent to which economies of scale are relevant to the Small Cap Growth Fund; and (ix) a report comparing the Small Cap Growth Fund’s proposed advisory fees and expenses.

After reviewing the information regarding the Adviser’s costs, profitability and economies of scale, and after considering the Adviser’s services, the Directors concluded that the investment advisory fees paid by the Small Cap Growth Fund was fair and reasonable and that the Advisory Agreement should be approved for an initial period ending August 16, 2011.

PERIMETER

SMALL CAP GROWTH FUND

Fund Management
(Unaudited)

The business and affairs of the Company are managed under the direction of the Company’s Board of Directors. The Company is organized under and managed pursuant to Maryland law. The Directors and executive officers of the Company, their dates of birth, business addresses and principal occupations during the past five years are set forth below. The statement of additional information (“SAI”) includes additional information about the Directors and is available without charge, upon request, by calling (888) 968-4964.

				Number of
				Portfolios in
		Term of Office		Fund Complex	Other
Name, Address,	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	Directorships
and Date of Birth	with Fund	Time Served(1)	During Past 5 Years	Director*	Held by Director

DISINTERESTED DIRECTORS
Nicholas A. Giordano 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/43	Director	2006 to present	Consultant, financial services organizations from 1997 to present.	18	Kalmar Pooled Investment Trust; (registered investment company) WT Mutual Fund; (registered investment company) Independence Blue Cross; IntriCon Corporation (body worn device company)
Francis J. McKay 103 Bellevue Parkway Wilmington, DE 19809 DOB: 12/35	Director	1988 to present	Retired; Executive Vice President and Chief Operating Officer, Fox Chase Cancer Center (biomedical research and medical care) (1981-2004)	18	None
Arnold M. Reichman 103 Bellevue Parkway Wilmington, DE 19809 DOB: 5/48	Chairman Director	2005 to present 1991 to present	Director, Gabelli Group Capital Partners, L.P. (an investment partnership) from 2000 to 2006.	18	None
Marvin E. Sternberg 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/34	Director	1991 to present	Since 1974, Chairman, Director and President, MTI Holding Group, Inc. (formerly known as Moyco Technologies, Inc.) (manufacturer of dental products and precision coated and industrial abrasives).	18	MTI Holding Group, Inc. (formerly known as Moyco Technologies, Inc.)
Robert A. Straniere 103 Bellevue Parkway Wilmington, DE 19809 DOB: 3/41	Director	2006 to present	Since 2009, Administrative Law Judge, New York City; Founding Partner, Straniere Law Firm (1980 to present); Partner, Gotham Strategies (consulting firm) (2005 to 2008); Partner, The Gotham Global Group (consulting firm) (2005 to 2008); President, The New York City Hot Dog Company (2005 to present); Partner, Kanter-Davidoff (law firm) (2006 to 2007).	18	Reich and Tang Group (asset management); The SPARX Asia Funds Group (registered investment company) (until 2009)

PERIMETER

SMALL CAP GROWTH FUND

Fund Management (Continued)
(Unaudited)

				Number of
				Portfolios in
		Term of Office		Fund Complex	Other
Name, Address,	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	Directorships
and Date of Birth	with Fund	Time Served(1)	During Past 5 Years	Director*	Held by Director

INTERESTED DIRECTORS(2)
Julian A. Brodsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 7/33	Director	1988 to present	Since 1969, Director and Vice Chairman, Comcast Corporation (cable television and communications).	18	Comcast Corporation; AMDOCS Limited (service provider to telecommunications companies)
Robert Sablowsky 103 Bellevue Parkway Wilmington, DE 19809 DOB: 4/38	Director	1991 to present	Since July 2002, Senior Director and prior thereto, Executive Vice President of Oppenheimer & Co., Inc., formerly Fahnestock & Co., Inc. (a registered broker-dealer).	18	Kensington Funds (registered investment company) (until 2009)
J. Richard Carnall 103 Bellevue Parkway Wilmington, DE 19809 DOB: 9/38	Director	2002 to present	Director of Haydon Bolts, Inc. (bolt manufacturer) and Parkway Real Estate Company (subsidiary of Hayden Bolts, Inc.) since 1984; and Director of Cornerstone Bank since March 2004.	18	Cornerstone Bank

PERIMETER

SMALL CAP GROWTH FUND

Fund Management (Continued)
(Unaudited)

Number of
Portfolios in
		Term of Office		Fund Complex	Other
Name, Address,	Position(s) Held	and Length of	Principal Occupation(s)	Overseen by	Directorships
and Date of Birth	with Fund	Time Served(1)	During Past 5 Years	Director	Held by Director

OFFICERS
Salvatore Faia, Esquire, CPA Vigilant Compliance Services Brandywine Two 5 Christy Drive, Suite 209 Chadds Ford, PA 19317 DOB: 12/62	President and Chief Compliance Officer	President June 2009 to present and Chief Compliance Officer 2004 to present	President, Vigilant Compliance Services since 2004; Senior Legal Counsel, PNC Global Investment Servicing (U.S.), Inc. from 2002 to 2004; and Director of Energy Income Partnership since 2005.	N/A	N/A
Joel Weiss 103 Bellevue Parkway Wilmington, DE 19809 DOB: 1/63	Treasurer	June 2009 to present	Since 1993 Vice President and Managing Director, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.), Inc.) (financial services company).	N/A	N/A
Jennifer Rogers 301 Bellevue Parkway Wilmington, DE 19809 DOB: 7/74	Secretary	2007 to present	Since 2005, Vice President and Counsel, BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.), Inc.) (financial services company); Associate, Stradley, Ronon, Stevens & Young, LLC (law firm) from 1999 to 2005.	N/A	N/A
James G. Shaw 103 Bellevue Parkway Wilmington, DE 19809 DOB: 10/60	Assistant Treasurer	2005 to present	Since 1995, Vice President of BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.), Inc.) (financial services company).	N/A	N/A
Michael P. Malloy One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 DOB: 7/59	Assistant Secretary	1999 to present	Since 1993, Partner, Drinker Biddle & Reath LLP (law firm).	N/A	N/A

*	Each Director oversees eighteen portfolios of the Company that are currently offered for sale.
(1)	Subject to the Company’s Retirement Policy, each Director may continue to serve as a Director until the last day of the calendar year in which the applicable Director attains age 75 or until the last day of year 2011, whichever is later, or until his successor is elected and qualified or his death, resignation or removal. The Board reserves the right to waive the requirements of the Policy with respect to an individual Director. Each officer holds office at the pleasure of the Board of Directors until the next special meeting of the Company or until his or her successor is duly elected and qualified, or until he or she dies, resigns or is removed.
(2)	Messrs. Brodsky, Carnall and Sablowsky are considered “interested persons” of the Company as that term is defined in the Investment Company Act and are referred to as “Interested Directors.” Mr. Brodsky is an “Interested Director” of the Company because a family foundation and certain family trusts own shares of JPMorgan Chase & Co. The investment adviser to the Company’s Bear Stearns CUFS MLP Mortgage Portfolio, Bear Stearns Asset Management, Inc., is an indirect subsidiary of JPMorgan Chase. Mr. Carnall is an “Interested Director” of the Company because he owns shares of The PNC Financial Services Group, Inc. The investment adviser to the Company’s Money Market Portfolio, BlackRock Institutional Management Corporation is an indirect subsidiary of The PNC Financial Services Group, Inc. Mr. Sablowsky is considered an “Interested Director” of the Company by virtue of his position as an officer of Oppenheimer & Co., Inc., a registered broker-dealer.

PERIMETER

SMALL CAP GROWTH FUND

Privacy Notice
(Unaudited)

The Perimeter Small Cap Growth Fund of The RBB Fund, Inc. (the “Fund”) is committed to protecting the confidentiality and security of your private investment records and personal information. Our policies and procedures are designed to safeguard your information and to permit only appropriate and authorized access to and use of this information.

In order to carry out the functions necessary to service your investment account, our service providers collect certain nonpublic personal information from you from the following sources:

•	Information we receive from you over the telephone, on applications, e-mails or other forms (e.g., your name, social security number and address); and

•	Information about your transactions with the Fund.

We restrict access to your personal and account information to those service providers and their employees who need to know that information to service your account. The Fund may also share all of the information (as described above) that we collect with companies that perform marketing services on our behalf or with other financial institutions with whom we have joint marketing agreements who may suggest additional Fund services or other investment products which may be of interest to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

You can be assured that the Fund considers your data to be private and confidential, and we will not disclose any nonpublic personal information about you to any unaffiliated third parties, except as permitted by law. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

If you have any questions or comments about our privacy practices, please call us at (888) 968-4964.

Investment Advisor
Perimeter Capital Management LLC
Six Concourse Parkway
Suite 3300
Atlanta, GA 30328

Administrator
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
101 Sabin Street
Pawtucket, RI 01860

Principal Underwriter
BNY Mellon Distributors Inc.
760 Moore Road
King of Prussia, PA 19406

Custodian
PFPC Trust Company
301 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Ernst & Young, LLP
Two Commerce Square
2001 Market Street
Suite 4000
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Item 2. Code of Ethics.
(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
Item 3. Audit Committee Financial Expert.
As of the end of the period covered by the report, the registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Julian A. Brodsky, Nicholas A. Giordano, Francis J. McKay, and Marvin E. Sternberg are the registrant’s audit committee financial experts. Nicholas A. Giordano, Francis J. McKay, and Marvin E. Sternberg are “independent.” Julian A. Brodsky is not “independent” because a family foundation and certain family trusts own shares of JPMorgan Chase & Co. The investment adviser to the registrant’s Bear Stearns CUFS MLP Mortgage Portfolio, Bear Stearns Asset Management, Inc., is an indirect subsidiary of JPMorgan Chase & Co.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $442,385 for 2009 and $426,535 for 2010.
Audit-Related Fees
(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2009 and $0 for 2010.
Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,000 for 2009 and $10,780 for 2010. These fees were for the preparation and review of excise tax returns.
All Other Fees
(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2009 and $0 for 2010.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Pre-Approval of Audit and Permitted Non-Audit Services
1.	Pre-Approval Requirements of the Company. The Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) to be provided to the Company by the Auditor, including the fees associated with those services.

2.	Pre-Approval Requirements of Affiliates. Additionally, the Committee shall pre-approve any engagement of the Auditor to provide non-audit services to an investment adviser of a Portfolio or to any affiliate of such investment adviser that provides ongoing services to the Company, if the engagement relates directly to the operations and financial reporting of the Company.

3.	Delegation. The Committee may delegate to the Chairman of the Committee, or if the Chairman is not available, one or more of its members, the authority to grant pre-approvals. The decisions of any member to whom authority is delegated shall be presented to the full Committee at its next scheduled meeting.

4.	Prohibited Services. The Committee shall confirm with the Auditor that the Auditor is not performing contemporaneously with the Company’s audit any prohibited non-audit services for the Company, any investment adviser of a Portfolio, or any affiliates of the Company or such investment advisers. The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.
(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:
(b)	100%

(c)	Not applicable

(d)	100%
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for 2009 and $0 for 2010.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Senior Officer Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia Salvatore Faia, President (principal executive officer)
Date October 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia Salvatore Faia, President (principal executive officer)
Date October 21, 2010

By (Signature and Title)*	/s/ Joel Weiss Joel Weiss, Treasurer (principal financial officer)
Date October 21, 2010

*	Print the name and title of each signing officer under his or her signature.